Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Syntax ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Syntax Stratified LargeCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED LARGECAP ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the performance of the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax, LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified WeightTM version, as described below, of the S&P 500 Index and consists of the same constituents as the S&P 500 Index. The Index may include some small, mid and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 95% of its total assets in the securities comprising the Index. From time to time the Fund may invest in and hold securities that are not included in the Index when the Adviser believes such securities will help the Fund to achieve its investment objective. The Adviser also may determine to not apply the Stratified-Weight™ weighting methodology to certain of the Fund’s holdings when it believes doing so is in the best interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 500 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of December 31, 2023 was between $4.9 billion and $2.9 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The 500 Series of the Syntax Index Series LP (“500 Series”), a privately offered fund managed by the Adviser was reorganized into the Fund as of January 2, 2019, upon commencement of the Fund’s operations. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015, until the Fund’s commencement of operations for which performance information is shown below. The 500 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 500 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre- set weights. Trading in securities undertaken for the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituent securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.

Highest Quarterly Return	Second Quarter 2020	20.47%
Lowest Quarterly Return	First Quarter 2020	-25.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified LargeCap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified LargeCap ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified LargeCap ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified LargeCap ETF | STRATEGY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal- weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified LargeCap ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified LargeCap ETF | LARGE-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax Stratified LargeCap ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified LargeCap ETF | PASSIVE STRATEGY/INDEX RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Syntax Stratified LargeCap ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified LargeCap ETF | TRACKING ERROR RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Syntax Stratified LargeCap ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified LargeCap ETF | S&P 500 Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 552
Annual Return 2015	rr_AnnualReturn2015	(1.44%)
Annual Return 2016	rr_AnnualReturn2016	14.11%
Annual Return 2017	rr_AnnualReturn2017	19.73%
Annual Return 2018	rr_AnnualReturn2018	(6.57%)
Annual Return 2019	rr_AnnualReturn2019	28.93%
Annual Return 2020	rr_AnnualReturn2020	12.18%
Annual Return 2021	rr_AnnualReturn2021	28.76%
Annual Return 2022	rr_AnnualReturn2022	(9.02%)
Annual Return 2023	rr_AnnualReturn2023	13.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
1 Year	rr_AverageAnnualReturnYear01	13.67%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.19%	[1],[4]
5 Years	rr_AverageAnnualReturnYear05		[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1],[4]
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.42%	[1],[4]
5 Years	rr_AverageAnnualReturnYear05		[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1],[4]
Syntax Stratified MidCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED MIDCAP ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax, LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified-Weight™ version, as described below, of the broad-based S&P MidCap 400 Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P MidCap 400 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2023 was between $1.6 billion and $17.9 billion    The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The 400 Series of the Syntax Index Series LP (“400 Series”), a privately offered fund managed by the Adviser, was reorganized into the Fund as of January 16, 2020, upon commencement of the Fund’s operations. The Fund’s performance information, from January 1, 2015, to the Fund’s commencement of operations is that of the 400 Series, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 400 Series for the entire period from January 1, 2015, until the Fund’s commencement of operations for which performance information is shown below. The 400 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre- set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 16, 2020, is that of the 400 Series

Highest Quarterly Return	Second Quarter 2020	27.69%
Lowest Quarterly Return	First Quarter 2020	-29.77%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified MidCap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified MidCap ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified MidCap ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified MidCap ETF | STRATEGY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal- weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified MidCap ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified MidCap ETF | LARGE-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax Stratified MidCap ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified MidCap ETF | PASSIVE STRATEGY/INDEX RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Syntax Stratified MidCap ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified MidCap ETF | TRACKING ERROR RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Syntax Stratified MidCap ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified MidCap ETF | LIQUIDITY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over- the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

Syntax Stratified MidCap ETF | S&P MidCap 400 Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.44%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.62%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[5]
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMDY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 557
Annual Return 2015	rr_AnnualReturn2015	(4.12%)
Annual Return 2016	rr_AnnualReturn2016	19.25%
Annual Return 2017	rr_AnnualReturn2017	14.82%
Annual Return 2018	rr_AnnualReturn2018	(7.58%)
Annual Return 2019	rr_AnnualReturn2019	23.35%
Annual Return 2020	rr_AnnualReturn2020	17.22%
Annual Return 2021	rr_AnnualReturn2021	21.95%
Annual Return 2022	rr_AnnualReturn2022	(12.61%)
Annual Return 2023	rr_AnnualReturn2023	17.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.77%)
1 Year	rr_AverageAnnualReturnYear01	17.29%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[5]
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.00%	[5],[8]
5 Years	rr_AverageAnnualReturnYear05		[5],[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[5],[8]
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.45%	[5],[8]
5 Years	rr_AverageAnnualReturnYear05		[5],[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[5],[8]
Syntax Stratified SmallCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED SMALLCAP ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified SmallCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P SmallCap 600 Index and holds the same constituents as the S&P SmallCap 600 Index. Although the S&P SmallCap 600 Index seeks to measure the small cap segment of the US equity market, it may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 80% of its total assets in the securities comprising the Index. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 600 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P SmallCap 600 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2023 was between $235 million and $8.2 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	First Quarter 2021	19.89%
Lowest Quarterly Return	Second Quarter 2022	-14.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified SmallCap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified SmallCap ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified SmallCap ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified SmallCap ETF | STRATEGY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal- weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified SmallCap ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified SmallCap ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified SmallCap ETF | PASSIVE STRATEGY/INDEX RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Syntax Stratified SmallCap ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified SmallCap ETF | TRACKING ERROR RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Syntax Stratified SmallCap ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified SmallCap ETF | LIQUIDITY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over- the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

Syntax Stratified SmallCap ETF | S&P SmallCap 600 Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	16.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2020
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSLY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 562
Annual Return 2021	rr_AnnualReturn2021	25.72%
Annual Return 2022	rr_AnnualReturn2022	(18.55%)
Annual Return 2023	rr_AnnualReturn2023	11.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.88%)
1 Year	rr_AverageAnnualReturnYear01	11.57%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2020
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	13.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2020
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.06%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2020
Syntax Stratified U.S. Total Market ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED U.S. TOTAL MARKET ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified-WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization, through the securities in the 1500 Index, through active investments in ETFs or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund has a policy that under normal circumstances, it will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. A U.S. issuer is considered to be a company (i) meeting the eligibility requirements for inclusion within the 1500 Index and/or (ii) with its principal listing on an US. national securities exchange.

“Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the assets of the Fund among the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF and the Syntax Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index. Based on historical averages the Adviser expects these exposures in the Fund’s portfolio to be between 70% and 96% to the Syntax Stratified LargeCap ETF or constituents representing S&P 500 Index (large capitalization) universe exposure, between 3% and 20% to the Syntax Stratified MidCap ETF or constituents representing S&P MidCap 400 Index (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 Index (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are above or below these expected ranges if the Adviser deems it in the best interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges. The Fund is managed by Vantage Consulting Group (the “Sub-Adviser”).

General. The targeted Underlying Funds and/or the Securities for the Fund will comprise the Syntax® Stratified LargeCap ETF, Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. By doing this, SSPY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P 500 Index as of December 31, 2023, was between $4.9 billion and $2.9 trillion.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2023, was between $1.6 billion and $17.9 billion.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2023, was between $235 million and $8.2 billion.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above-described Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of SPYS which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology and the Underlying Funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	Fourth Quarter 2022	11.81%
Lowest Quarterly Return	Second Quarter 2022	-13.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified U.S. Total Market ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified U.S. Total Market ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Syntax Underlying Funds invest. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified U.S. Total Market ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified U.S. Total Market ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified U.S. Total Market ETF | LARGE-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax Stratified U.S. Total Market ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid- sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified U.S. Total Market ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified U.S. Total Market ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified U.S. Total Market ETF | LIQUIDITY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over- the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

Syntax Stratified U.S. Total Market ETF | STRATEGY RISK OF UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified U.S. Total Market ETF | ACTIVE MANAGEMENT RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the 1500 Index.

Syntax Stratified U.S. Total Market ETF | PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, passively-managed Underlying Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a passively-managed Underlying Funds’ returns to be lower than if an active strategy were employed. There is no guarantee that any passively-managed Underlying Fund’s investment results will have a high degree of correlation to that of its respective benchmark or that the Fund, through its investments in such Underlying Funds, will achieve its investment objective.

Syntax Stratified U.S. Total Market ETF | TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

Syntax Stratified U.S. Total Market ETF | FUND OF FUNDS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

Syntax Stratified U.S. Total Market ETF | S&P Composite 1500 Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2021
Syntax Stratified U.S. Total Market ETF | Syntax Stratified U.S. Total Market ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,230
Annual Return 2022	rr_AnnualReturn2022	(10.05%)
Annual Return 2023	rr_AnnualReturn2023	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.49%)
1 Year	rr_AverageAnnualReturnYear01	13.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2021
Syntax Stratified U.S. Total Market ETF | Syntax Stratified U.S. Total Market ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2021
Syntax Stratified U.S. Total Market ETF | Syntax Stratified U.S. Total Market ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2021
Syntax Stratified U.S. Total Market Hedged ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization, principally through the securities in the 1500 Index, through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. The equity assets in the Fund are managed by Vantage Consulting Group (the “Equity Sub-Adviser”) and the options investments in the Fund are managed by Swan Global Investments, LLC (the “Options Sub-Adviser”). In order to accomplish the Fund’s hedging strategy (“Defined Risk Strategy” or “DRS”), the Options Sub-Adviser utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Stratified Weight Methodology. Stratified-Weight™ is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the equity assets of the Fund among the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF in exposures approximating those found in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the S&P Composite 1500 Index. Based on historical averages, the Adviser expects these exposures in the equity portion of the Fund’s portfolio to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents representing S&P SmallCap 600 (small capitalization) universe exposure. The Syntax U.S. Total Market Index is reconstituted annually. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or S&P 1500 Index if the Adviser deems it in the interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

The targeted Underlying Funds and/or the Securities for the Stratified Weight equity strategy will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in order to achieve Stratified Weight exposure. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seek to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. The goal for each of SSPY and SPYS is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY and SPYS each address the Related Business Risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. SSLY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above referenced Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. The Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Defined Risk Strategy. The application of the Defined Risk Strategy involves the purchase and sale of various “options”, which refer to exchange-traded contracts that give the purchaser of the option the right to buy an underlying reference instrument, such as a specified security or index, from the option seller (in the case of a call option), or to sell a specified reference instrument to the seller of the option (in the case of a put option) at a designated price during the term of the option. The DRS seeks to protect against large losses by hedging the Fund’s equity exposure through purchases of protective long-term S&P 500 Index put options that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. A put option contract entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

In addition to its aim of protecting against large losses through the purchase of long-term S&P 500 Index put options, the application of the DRS also seeks to increase the Fund’s returns by actively buying and selling shorter-term (typically 1-3 month) put and call options on equity indices. Call options, which are the opposite of put options, are contracts that entitle the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option.

In applying the DRS, the Fund will employ various longer-term (typically 12-24 month) spread option strategies. A spread option refers to an option strategy created by the simultaneous purchase and sale of options of the same type, and on the same underlying security, but with different strike prices and/or expiration dates. Spread option strategies involve, for example, buying a twelve-month call option while simultaneously selling an “out-of-the-money” (referring to an option strike price greater than the current market price of the reference asset) twelve-month call option. In addition, the Fund will occasionally write short-term (typically 1-3 month) S&P 500 Index call options on a portion of the underlying equity in the Fund.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology, the Defined Risk Strategy, and the Underlying Funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	Fourth Quarter 2023	7.97%
Lowest Quarterly Return	Second Quarter 2022	-5.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified U.S. Total Market Hedged ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified U.S. Total Market Hedged ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Syntax Underlying Funds invest. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified U.S. Total Market Hedged ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified U.S. Total Market Hedged ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified U.S. Total Market Hedged ETF | LARGE-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax Stratified U.S. Total Market Hedged ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified U.S. Total Market Hedged ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified U.S. Total Market Hedged ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified U.S. Total Market Hedged ETF | LIQUIDITY RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over- the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

Syntax Stratified U.S. Total Market Hedged ETF | STRATEGY RISK OF UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified U.S. Total Market Hedged ETF | ACTIVE MANAGEMENT RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in exposures and weights that are not in their relative Stratified Weight Weights as outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The application of the Defined Risk Strategy and judgments about the attractiveness, value and potential appreciation of particular options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the S&P 500 Index.

Syntax Stratified U.S. Total Market Hedged ETF | PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Underlying Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that each Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

Syntax Stratified U.S. Total Market Hedged ETF | TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Syntax Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

Syntax Stratified U.S. Total Market Hedged ETF | FUND OF FUNDS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

Syntax Stratified U.S. Total Market Hedged ETF | Leveraging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.
Syntax Stratified U.S. Total Market Hedged ETF | OPTIONS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector- based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Syntax Stratified U.S. Total Market Hedged ETF | BASIS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affect the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

Syntax Stratified U.S. Total Market Hedged ETF | DERIVATIVES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

DERIVATIVES RISK: The Fund invests in various exchange-traded call and put options, which are types of derivatives. Generally, derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments such as stocks. These instruments can be highly volatile, less liquid than other securities and may perform in unanticipated ways. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to implement the Defined Risk Strategy. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance. There is no assurance that the Fund’s use of derivatives will be successful in serving as a hedging mechanism or generating additional return, or that the Fund will not lose money.

Syntax Stratified U.S. Total Market Hedged ETF | MANAGEMENT RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The Options Sub-Adviser’s dependence on its Defined Risk Strategy (“DRS”) process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

Syntax Stratified U.S. Total Market Hedged ETF | S&P 1500 Composite Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2021
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Annual Return 2022	rr_AnnualReturn2022	(3.53%)
Annual Return 2023	rr_AnnualReturn2023	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.88%)
1 Year	rr_AverageAnnualReturnYear01	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2021
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2021
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2021
Syntax Stratified Total Market II ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED TOTAL MARKET II ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified Total Market II ETF (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund has a policy that under normal circumstances, it will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. A U.S. issuer is considered to be a company (i) meeting the eligibility requirements for inclusion within the 1500 Index and/or (ii) with its principal listing on an US. national securities exchange

Stratified-Weight™ is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the assets of the Fund among the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF and the Syntax® Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index. Based on historical averages the Adviser expects these exposures in the Fund’s portfolio to be between 70% and 96% to the Syntax® Stratified LargeCap ETF or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax® Stratified MidCap ETF or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax® Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are above or below these expected ranges if the Adviser deems it in the interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges. The Fund is managed by Vantage Consulting Group (the “Sub-Adviser”).

General. The targeted Underlying Funds and/or the Securities for the Fund will comprise the Syntax® Stratified LargeCap ETF , the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. By doing this, SSPY and SPYS each address the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P 500 Index as of December 31, 2023 was between $4.9 billion and $2.9 trillion.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2023 was between $1.6 billion and $17.9 billion.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2023 was between $235 million and $8.2 billion.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually. Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above-described Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of SPYS which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve the respective Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology and the Underlying Funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	Fourth Quarter 2023	10.98%
Lowest Quarterly Return	Third Quarter 2023	-4.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/23)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified Total Market II ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund.
Syntax Stratified Total Market II ETF | MARKET RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

Syntax Stratified Total Market II ETF | MARKET DISRUPTION RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

Syntax Stratified Total Market II ETF | EQUITY SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Syntax Stratified Total Market II ETF | LARGE-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax Stratified Total Market II ETF | SMALL- AND MID-CAPITALIZATION SECURITIES RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax Stratified Total Market II ETF | MARKET TRADING RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax Stratified Total Market II ETF | LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Syntax Stratified Total Market II ETF | LIQUIDITY RISK
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LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over- the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

Syntax Stratified Total Market II ETF | STRATEGY RISK OF UNDERLYING FUNDS
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Risk [Text Block]	rr_RiskTextBlock

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

Syntax Stratified Total Market II ETF | ACTIVE MANAGEMENT RISK
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ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the 1500 Index.

Syntax Stratified Total Market II ETF | PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS
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PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, passively-managed Underlying Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a passively-managed Underlying Fund's return to be lower than if an active strategy were employed. There is no guarantee that any passively-managed Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund, through its investments in such Underlying Funds, will achieve its investment objective.

Syntax Stratified Total Market II ETF | TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS
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TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

Syntax Stratified Total Market II ETF | FUND OF FUNDS RISK
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FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

Syntax Stratified Total Market II ETF | ACTIVE MANAGEMENT RISK
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ACTIVE MANAGEMENT RISK: The Fund, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Fund may underperform its benchmark index.

Syntax Stratified Total Market II ETF | NEW FUND RISK
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NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

Syntax Stratified Total Market II ETF | S&P 1500 Composite Index (Index returns reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.47%
Since Inception	rr_AverageAnnualReturnSinceInception	18.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2022
Syntax Stratified Total Market II ETF | Syntax Stratified Total Market II ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYII
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,241
Annual Return 2023	rr_AnnualReturn2023	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.38%)
1 Year	rr_AverageAnnualReturnYear01	13.89%
Since Inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2022
Syntax Stratified Total Market II ETF | Syntax Stratified Total Market II ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	13.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2022
Syntax Stratified Total Market II ETF | Syntax Stratified Total Market II ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2022

[1]	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.
[2]	The Fund currently pays no 12b-1 fees.
[3]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.
[4]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance information has not been provided.
[5]	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400 Series.
[6]	The Fund currently pays no 12b-1 fees.
[7]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.
[8]	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance have not been provided.
[9]	The Fund currently pays no 12b-1 fees.
[10]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.40% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.
[11]	The Fund currently pays no 12b-1 fees.
[12]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.
[13]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least May 1, 2025. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.
[14]	The Fund currently pays no 12b-1 fees.
[15]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.
[16]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, as each is defined below, through at least May 1, 2025. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.
[17]	The Fund currently pays no 12b-1 fees.
[18]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.
[19]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2025, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least May 1, 2025. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.